Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-vested (in shares)	90,993	84,243	72,593
Non-vested, weighted average grant date fair value (in dollars per share)	$ 21.41	$ 20.15	$ 19.05
Granted (in shares)	60,100	60,500	60,000
Granted, weighted average grant date fair value (in dollars per share)	$ 39.92	$ 23.92	$ 18.98
Vested (in shares)	(59,550)	(53,750)	(48,350)
Vested, weighted average grant date fair value (in dollars per share)	$ 21.51	$ 22.26	$ 17.05
Non-vested (in shares)	89,393	90,993	84,243
Non-vested, weighted average grant date fair value (in dollars per share)	$ 33.78	$ 21.41	$ 20.15
Forfeited (in shares)	(2,150)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 21.74